ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

December 29, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the Registrant, effective December 27, 2017, do not differ from those filed in the Post-Effective Amendment No. 289 on December 27, 2017, which was filed electronically.

Sincerely,

/s/ Andrea E. Kuchli

Andrea E. Kuchli, Esq.

Secretary

cc:	Stuart Strauss, Esq.

Dechert LLP